Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS
The Company evaluated subsequent events from December 31, 2022, the date of these consolidated financial statements, through March 29, 2023, which represents the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. There are no material events that require adjustment to or disclosure in these consolidated financial statements.